Organization and Description of Business	12 Months Ended
Dec. 31, 2012
Organization and Description of Business [Abstract]
Organization and Description of Business
Organization and Description of Business
Broadview Networks Holdings, Inc. (the “Company”) is an integrated communications company founded in 1996 to take advantage of the deregulation of the U.S. telecommunications market following the Telecommunications Act of 1996. The Company has one reportable segment providing domestic wireline telecommunications services consisting of local and long distance voice services, Internet, and data services to commercial and residential customers in the northeast United States. In addition, the Company offers certain services on a nationwide basis.
On August 22, 2012 (the “Petition Date”), the Company, and each of its direct and indirect subsidiaries, filed voluntary petitions for reorganization under Chapter 11 of title 11 (“Chapter 11”) of the U.S. Bankruptcy Code (the “Code”) in the U.S. Bankruptcy Court for the Southern District of New York (the “Court”) with respect to a “pre-packaged” plan (the “Plan”) to effectuate a financial restructuring of the Company and each of its direct and indirect subsidiaries (the “Restructuring”). The Plan was confirmed by the Court on October 3, 2012, contingent upon the fulfillment or waiver of certain conditions contained therein. Final regulatory approvals for the Plan were received on October 25, 2012 (see Note 2 for additional information on the Plan).